Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*	13,923	$2,436,803
Diversified Consumer Services – 0.3%
Courser Inc*	78,209	2,475,315
Diversified Financial Services – 0.2%
Altimeter Growth Corp*	2	21
Altimeter Growth Corp - Class A*,#	217,810	2,226,018
		2,226,039
Entertainment – 1.7%
Netflix Inc*	9,101	5,554,704
Sea Ltd (ADR)*	31,260	9,963,500
		15,518,204
Equity Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	13,999	11,061,030
Information Technology Services – 13.8%
Adyen NV (144A)*	1,778	4,943,190
Marqeta Inc - Class A*,#	71,040	1,571,405
Mastercard Inc	110,890	38,554,235
Okta Inc*	18,776	4,456,296
Remitly Global Inc*,#	36,943	1,355,808
Shopify Inc*	4,409	5,977,634
Snowflake Inc - Class A*	29,764	9,001,527
Square Inc*	17,428	4,179,932
Toast Inc - Class A*,#	34,866	1,741,557
Twilio Inc*	31,367	10,007,641
Visa Inc	143,414	31,945,469
Wix.com Ltd*	53,617	10,507,324
		124,242,018
Interactive Media & Services – 10.8%
Alphabet Inc - Class C*	13,637	36,346,832
Facebook Inc*	109,672	37,221,580
Match Group Inc*	60,019	9,422,383
Snap Inc*	134,206	9,913,797
Thinkific Labs Inc*,#	52,646	592,392
Twitter Inc*	53,148	3,209,608
		96,706,592
Internet & Direct Marketing Retail – 8.7%
Amazon.com Inc*	13,625	44,758,670
Booking Holdings Inc*	2,038	4,837,947
Coupang Inc*	112,711	3,139,001
DoorDash Inc - Class A*	17,438	3,591,879
Farfetch Ltd - Class A*	97,390	3,650,177
Global-E Online Ltd*	138,519	9,945,664
MercadoLibre Inc*	4,929	8,277,763
		78,201,101
Leisure Products – 0.3%
Peloton Interactive Inc - Class A*	28,840	2,510,522
Professional Services – 1.5%
CoStar Group Inc*	151,940	13,075,956
Real Estate Management & Development – 0.4%
Doma Holdings Inc*,#	224,545	1,661,633
Redfin Corp*	39,258	1,966,826
		3,628,459
Road & Rail – 0.9%
Uber Technologies Inc*	180,325	8,078,560
Semiconductor & Semiconductor Equipment – 23.2%
Advanced Micro Devices Inc*	43,236	4,448,984
Analog Devices Inc	42,308	7,085,744
ASML Holding NV	61,316	45,225,194
KLA Corp	37,489	12,540,445
Lam Research Corp	35,056	19,952,122
Marvell Technology Inc	61,344	3,699,657
NVIDIA Corp	184,620	38,245,879
NXP Semiconductors NV	38,015	7,445,998
Taiwan Semiconductor Manufacturing Co Ltd	1,817,000	37,471,801
Texas Instruments Inc	148,549	28,552,603
Xilinx Inc	19,624	2,963,028
		207,631,455

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 30.6%
Adobe Inc*	67,270	$38,728,684
Atlassian Corp PLC - Class A*	39,253	15,364,409
Autodesk Inc*	42,716	12,181,322
Avalara Inc*	52,767	9,222,089
Cadence Design Systems Inc*	126,920	19,220,765
CCC Intelligent Solutions Holdings Inc*,#	589,593	6,196,622
Ceridian HCM Holding Inc*	76,617	8,628,607
DocuSign Inc*	16,148	4,156,980
Dynatrace Inc*	134,067	9,514,735
HubSpot Inc*	2,784	1,882,235
Microsoft Corp	313,636	88,420,261
Nice Ltd (ADR)*	24,721	7,021,753
Olo Inc - Class A*	21,962	659,519
Paylocity Holding Corp*	4,773	1,338,349
RingCentral Inc*	16,954	3,687,495
SailPoint Technologies Holding Inc*	44,413	1,904,429
Synopsys Inc*	7,263	2,174,615
Tyler Technologies Inc*	11,381	5,219,896
Unity Software Inc*	45,455	5,738,694
Workday Inc - Class A*	77,540	19,376,471
Zendesk Inc*	118,913	13,840,284
		274,478,214
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	221,124	31,289,046
Total Common Stocks (cost $472,826,794)		873,559,314
Private Investment in Public Equity (PIPES)– 0.6%
Diversified Financial Services – 0.6%
Altimeter Growth Corp*,§	421,689	4,309,662
CCC Intelligent Solutions Holdings Inc*,§	112,363	1,180,935
Total Private Investment in Public Equity (PIPES) (cost $5,340,520)		5,490,597
Preferred Stocks– 0.2%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§((cost $1,771,979)	485,075	1,771,979
Convertible Preferred Stocks– 0%
Software – 0%
Magic Leap Inc PP - Series D*,¢,§((cost $1,585,170)	58,710	0
Warrants– 0%
Diversified Financial Services – 0%
Altimeter Growth Corp, expires 9/30/25*	43,562	96,272
Software – 0%
CCC Intelligent Solutions Holdings Inc, expires 8/14/25*	117,757	273,196
Total Warrants (cost $393,361)		369,468
Investment Companies– 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $20,133,455)	20,131,442	20,133,455
Investments Purchased with Cash Collateral from Securities Lending– 1.1%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	7,600,024	7,600,024
Time Deposits – 0.2%
Royal Bank of Canada, 0.0400%, 10/1/21	$1,900,006	1,900,006
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,500,030)		9,500,030
Total Investments (total cost $511,551,309) – 101.6%		910,824,843
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(14,253,572)
Net Assets – 100%		$896,571,271

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$748,745,041	82.2%
Netherlands	50,168,384	5.5
Taiwan	47,435,301	5.2
Israel	27,474,741	3.0
Australia	15,364,409	1.7
Argentina	8,277,763	0.9
Canada	6,570,026	0.7
United Kingdom	3,650,177	0.4
South Korea	3,139,001	0.4

Total	$910,824,843	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$11,031	$-	$-	$20,133,455
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	284,989∆	-	-	7,600,024
Total Affiliated Investments - 3.2%	$296,020	$-	$-	$27,733,479

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	21,692,904	138,949,764	(140,509,213)	20,133,455
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,018,507	72,588,615	(67,007,098)	7,600,024

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $4,943,190, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2021 is $1,771,979, which represents 0.2% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/14/21	$4,216,890	$4,309,662	0.5%
Apartment List Inc PP	11/2/20	1,771,979	1,771,979	0.2
CCC Intelligent Solutions Holdings Inc	2/3/21	1,123,630	1,180,935	0.1
Magic Leap Inc PP - Series D	10/5/17	1,585,170	0	0.0
Total		$8,697,669	$7,262,576	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Information Technology Services	$119,298,828	$4,943,190	$-
Semiconductor & Semiconductor Equipment	124,934,460	82,696,995	-
All Other	541,685,841	-	-
Private Investment in Public Equity (PIPES)	-	5,490,597	-
Preferred Stocks	-	-	1,771,979
Convertible Preferred Stocks	-	-	0
Warrants	369,468	-	-
Investment Companies	-	20,133,455	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,500,030	-
Total Assets	$786,288,597	$122,764,267	$1,771,979

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2021.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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